Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net

	2018	2017
Equipment and software, including equipment purchased under capital leases of $17 and $297 at December 31, 2018 and 2017, respectively	$1,555	$6,556
Leasehold improvements	786	786
Furniture and fixtures	182	185
	2,523	7,527
Less accumulated depreciation, including accumulated depreciation for equipment purchased under capital leases of $13 and $206 at December 31, 2018 and 2017, respectively	(2,394)	(7,151)
	$129	$376